PGIM Jennison Health Sciences Fund Expense Example, No Redemption - PGIM Jennison Health Sciences Fund	Jan. 28, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 661
Expense Example, No Redemption, 3 Years	895
Expense Example, No Redemption, 5 Years	1,148
Expense Example, No Redemption, 10 Years	1,871
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	200
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	2,084
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	521
Expense Example, No Redemption, 5 Years	915
Expense Example, No Redemption, 10 Years	2,020
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	1,084
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	255
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	$ 990